Vanguard International Core Stock Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard International Core Stock Fund	Sep. 30, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.47%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.38%